Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2020 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (19.9%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$956		3.00%		04/01/50	$996,021
383		3.50		08/01/49	396,231
228		4.00		07/01/49	236,252
	Gold Pools:
536		3.50		01/01/44–05/01/49	567,825
714		4.00		12/01/41–10/01/44	777,200
925		4.50		03/01/41–01/01/49	1,017,706
90		5.00		12/01/40–05/01/41	101,732
14		5.50		07/01/37	15,802
17		6.00		12/01/37	19,705
15		6.50		06/01/29–09/01/33	16,145
45		7.50		05/01/35	53,361
22		8.00		08/01/32	26,672
34		8.50		08/01/31	42,098
	Federal National Mortgage Association, August TBA:
4,000	(a)	2.50		08/01/50	4,202,813
4,000	(a)	3.50		08/01/50	4,218,438
	Conventional Pools:
1,891		2.50		09/01/49–03/01/50	1,979,712
629		3.00		02/01/50	661,806
3,660		3.50		09/01/42–11/01/49	3,851,493
2,054		4.00		04/01/45–01/01/49	2,232,757
1,832		4.50		08/01/40–08/01/49	1,929,663
1,095		5.00		11/01/40–01/01/49	1,204,910
10		5.50		08/01/37	11,355
369		6.50		02/01/28–12/01/33	412,646
14		7.00		07/01/23–06/01/32	13,746
54		7.50		08/01/37	66,873
57		8.00		04/01/33	71,139
56		8.50		10/01/32	69,661
37		9.50		04/01/30	41,359
	Government National Mortgage Association, Various Pools:
449		3.50		10/20/44–05/20/45	483,716
799		4.00		07/15/44–12/20/49	841,967
2,346		4.50		12/20/48–12/20/49	2,465,704
1,845		5.00		05/20/41–06/20/49	1,981,585
562		5.50		02/20/49–10/20/49	612,341
	Total Agency Fixed Rate Mortgages (Cost $30,795,647)				31,620,434

	Asset-Backed Securities (36.0%)
222	Aaset Trust (b)	3.844		05/15/39	203,513
405	ABFC Trust, 1 Month USD LIBOR + 0.78%	0.952	(c)	10/25/33	370,273
400	American Credit Acceptance Receivables Trust (b)	4.84		04/14/25	411,617
600	American Homes 4 Rent (b)	5.885		04/17/52	608,670
	American Homes 4 Rent Trust
520	(b)	5.639		04/17/52	576,837
600	(b)	6.231		10/17/36	671,392
618	Ameriquest Mortgage Securities, Inc., 1 Month USD LIBOR + 0.83%	0.997	(c)	04/25/34	579,872
	Amortizing Residential Collateral Trust
548	1 Month USD LIBOR + 0.50%	0.672	(c)	12/25/30	525,872
222	1 Month USD LIBOR + 0.64%	0.825	(c)	10/25/31	212,587
293	1 Month USD LIBOR + 0.76%	0.932	(c)	10/25/32	268,257
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
292	1 Month USD LIBOR + 1.88%	2.047	(c)	04/25/34	290,260
522	5.63% -1 Month USD LIBOR	3.508	(f)	12/25/33	515,459
	Avant Loans Funding Trust
300	(b)	4.65		04/15/26	289,176

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

	173	(b)	4.79		05/15/24	172,142
		Bear Stearns Asset-Backed Securities Trust
	185	1 Month USD LIBOR + 1.30%	1.472	(c)	10/27/32	182,666
	161	1 Month USD LIBOR + 1.95%	2.122	(c)	12/25/42	160,199
	285		3.954	(c)	07/25/36	283,029
	502	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (b)	0.587	(c)	10/20/40	449,913
	47	CAM Mortgage Trust (b)	5.00	(c)	12/01/65	47,062
	250	Carnow Auto Receivables Trust (b)	3.36		06/17/24	252,198
		Cascade Funding Mortgage Trust
	925	(b)	4.00	(c)	06/25/69	818,758
	1,265	(b)	4.489	(c)	12/25/29	1,003,145
	1,400	Cascade Funding Mortgage Trust 2020-HB2 (b)	9.798	(c)	04/25/30	1,439,057
	187	Cendant Mortgage Corp. (b)	6.00		07/25/43	197,030
	163	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (b)	1.587	(c)	03/20/43	159,741
	799	Citicorp Residential Mortgage Trust	5.239		03/25/37	827,375
	212	Conn's Receivables Funding 2018-A LLC (b)	6.02		01/15/23	209,062
		Conn's Receivables Funding 2019-A LLC
	430	(b)	4.36		10/16/23	428,546
	574	(b)	5.29		10/16/23	548,734
		Conn's Receivables Funding LLC
	400	(b)	3.62		06/17/24	387,314
	2,000	(b)	4.60		06/17/24	1,914,422
	216	(b)	5.95		11/15/22	215,933
	163	Countrywide Asset-Backed Certificates, 1 Month USD LIBOR + 0.62% (b)	0.792	(c)	06/25/33	160,838
		Credit-Based Asset Servicing & Securitization LLC
	216	1 Month USD LIBOR + 1.60% (b)	1.772	(c)	09/25/35	216,034
	59	1 Month USD LIBOR + 3.08%	3.247	(c)	08/25/30	59,862
	240	(b)	6.75		05/25/36	260,648
	400	DT Auto Owner Trust (b)	4.94		02/17/26	404,751
	785	ECAF I Ltd. (Ireland) (b)	4.947		06/15/40	684,286
	160	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.50% (b)	1.672	(c)	11/25/30	159,413
EUR	515	European Residential Loan Securitisation 2019- NPL1, 1 Month EURIBOR + 2.00% (Ireland)	1.49	(c)	07/24/54	542,846
	$200	Exeter Automobile Receivables Trust (b)	5.38		07/15/25	204,276
CAD	650	Fairstone Financial Issuance Trust I (Canada) (b)	3.948		03/21/33	485,827
	$153	FCI Funding 2019-1 LLC (b)	3.63		02/18/31	155,874
		Finance of America HECM Buyout
	1,100	(b)	3.50		12/27/49	1,107,040
	1,260	(b)	4.048	(c)	02/25/30	1,082,214
	2,000	(b)	6.00	(c)	02/25/30	1,564,000
	1,000	Finance of America HECM Buyout 2020-HB2 (b)	3.09	(c)	07/25/30	1,000,630
	231	Financial Asset Securities Corp. AAA Trust, 1 Month USD LIBOR + 0.41% (b)	0.576	(c)	02/27/35	203,951
	364	FREED ABS Trust (b)	4.61		10/20/25	362,532
	815	Fremont Home Loan Trust, 1 Month USD LIBOR + 1.28%	1.447	(c)	02/25/33	802,078
	370	GAIA Aviation Ltd. (Cayman Islands) (b)	3.967		12/15/44	320,734
	450	GLS Auto Receivables Issuer Trust (b)	4.94		12/15/25	455,815
EUR	457	Grand Canal Securities GCS 2 A REGS, 1 Month EURIBOR + 1.00% (Ireland)	0.49	(c)	12/24/58	516,082
	$500	Home Partners of America Trust, 1 Month USD LIBOR + 2.35% (b)	2.531	(c)	07/17/37	481,696
	600	Invitation Homes Trust, 1 Month USD LIBOR + 2.00% (b)	2.181	(c)	03/17/37	585,416
	226	JOL Air Ltd. (Cayman Islands) (b)	3.967		04/15/44	200,417
	441	Kestrel Aircraft Funding Ltd. (b)	4.25		12/15/38	376,475
	392	Lehman ABS Manufactured Housing Contract Trust	6.63	(c)	04/15/40	419,743
	152	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 1.50%	1.672	(c)	05/25/33	151,981
	250	MASTR Asset-Backed Securities Trust, 1 Month USD LIBOR + 2.48%	2.647	(c)	09/25/34	246,284
	271	MERIT Securities Corp.	7.776		12/28/33	282,823
	283	METAL LLC (Cayman Islands) (b)	4.581		10/15/42	208,623

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

	235	Mid-State Capital Corp. Trust	7.758		01/15/40	269,967
	329	Morgan Stanley ABS Capital I, Inc. Trust, 1 Month USD LIBOR + 0.68% (d)	0.852	(c)	08/25/34	298,404
	61	Morgan Stanley Dean Witter Capital I, Inc. Trust, 1 Month USD LIBOR + 1.28% (e)	1.447	(c)	02/25/32	61,663
		Nationstar HECM Loan Trust
	1,390	(b)	5.682	(c)	11/25/29	1,377,476
	2,000	(b)	5.804	(c)	06/25/29	1,844,600
	2,700	(b)	6.00	(c)	07/25/28–11/25/28	2,607,931
		New Century Home Equity Loan Trust
	138	1 Month USD LIBOR + 0.80%	0.972	(c)	11/25/33	122,693
	145	1 Month USD LIBOR + 1.35%	1.522	(c)	03/25/33	141,282
		New Residential Mortgage LLC
	958	(b)	5.437		06/25/25	962,052
	290	(b)	4.89		05/25/23	280,812
	1,000	New Residential Mortgage LLC 2020-FNT2 (b)	5.437		07/25/25	999,975
GBP	250	NewDay Funding PLC, 1 Month GBP LIBOR + 2.10% (United Kingdom) (b)	2.169	(c)	08/15/26	322,313
	500	Newday Partnership Funding 2015-1 PLC, 1 Month GBP LIBOR + 3.40% (United Kingdom)	3.469	(c)	04/15/25	653,569
	200	Newday Partnership Funding PLC, 1 Month GBP LIBOR + 2.10% (United Kingdom)	2.169	(c)	12/15/27	255,411
	$360	Newtek Small Business Loan Trust, 1 Month USD LIBOR + 1.70% (b)	1.872	(c)	02/25/44	351,805
	200	NovaStar Mortgage Funding Trust, 1 Month USD LIBOR + 1.58%	1.747	(c)	12/25/34	196,541
		NRZ Excess Spread-Collateralized Notes
	200	(b)	4.374		01/25/23	196,317
	264	(b)	4.593		02/25/23	254,134
		Oakwood Mortgage Investors, Inc.
	849		7.405	(c)	06/15/31	220,463
	102		7.72		04/15/30	108,209
	219		7.84	(c)	11/15/29	231,470
		OnDeck Asset Securitization Trust II LLC
	400	(b)	3.14		11/18/24	380,046
	500	(b)	3.33		11/18/24	453,083
	300	OnDeck Asset Securitization Trust LLC (b)	4.02		04/18/22	204,000
	800	Oxford Finance Funding 2019-1 LLC (b)	4.459		02/15/27	824,944
		PNMAC GMSR Issuer Trust
	700	1 Month USD LIBOR + 2.35% (b)	2.522	(c)	04/25/23	676,416
	700	1 Month USD LIBOR + 2.65% (b)	2.822	(c)	08/25/25	669,616
	400	1 Month USD LIBOR + 2.85% (b)	3.022	(c)	02/25/23	393,078
	400	Progress Residential Trust (b)	4.38		03/17/35	406,845
	563	Prosper Marketplace Issuance Trust (b)	5.50		10/15/24	547,279
	235	PRPM 2018-1 LLC (b)	5.00	(c)	04/25/23	228,029
		PRPM LLC
	278	(b)	3.351		11/25/24	276,564
	477	(b)	3.967		04/25/24	481,638
	1,546	Raptor Aircraft Finance I LLC (b)	4.213		08/23/44	1,292,356
		RCO V Mortgage LLC
	902	(b)	3.475		11/25/24	900,626
	339	(b)	4.458		10/25/23	341,208
	509	ReadyCap Lending Small Business Loan Trust, Daily U.S. Prime Rate - 0.50% (b)	2.75	(c)	12/27/44	475,295
	250	Renaissance Home Equity Loan Trust	5.451		05/25/35	272,142
	238	S-Jets Ltd. (Bermuda) (b)	3.967		08/15/42	214,500
	1,119	SFS Asset Securitization LLC (b)	4.238		06/10/25	1,122,099
		Shenton Aircraft Investment I Ltd.
	443	(b)	4.75		10/15/42	366,777
	319	(b)	5.75		10/15/42	191,273
	300	Skopos Auto Receivables Trust (b)	3.63		09/16/24	303,007
	1,000	Small Business Lending Trust 2020-A (b)	3.20		12/15/26	894,860
GBP	205	Small Business Origination Loan Trust, 1 Month GBP LIBOR + 2.00% (United Kingdom)	2.069	(c)	12/15/26	259,521

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

	Sprite Ltd.
$390	(b)	4.25		12/15/37	345,934
527	(b)	6.90		12/15/37	230,497
1,084	Stanwich Mortgage Loan Co. 2019-NPL-B-1 LLC (b)	3.375		08/15/24	1,076,261
860	Stanwich Mortgage Loan Trust (b)	3.475		11/16/24	854,042
330	START Ireland (Bermuda) (b)	4.089		03/15/44	293,957
600	Starwood Waypoint Homes Trust, 1 Month USD LIBOR + 3.40% (b)	3.575	(c)	01/17/35	595,482
350	Tricon American Homes Trust (b)	5.151		09/17/34	358,426
	Upstart Securitization Trust
33	(b)	4.445		12/22/25	32,757
105	(b)	4.997		08/20/25	104,743
311	WAVE Trust (b)	3.844		11/15/42	276,922
	Total Asset-Backed Securities (Cost $60,023,430)				57,024,610
	Collateralized Mortgage Obligations - Agency Collateral Series (2.2%)
	Federal Home Loan Mortgage Corporation,
	IO
1,702		0.982	(c)	10/25/20	17
	IO REMIC
1,148		3.271	(c)	09/15/41	65,566
198		3.277	(c)	10/15/41	10,791
390		3.278	(c)	10/15/39	21,798
411		3.333	(c)	04/15/39	24,015
781		3.388	(c)	10/15/40	49,066
572		3.399	(c)	08/15/42	28,075
103		4.00		04/15/39	1,929
74		5.00		08/15/41	9,819
941	6.00% - 1 Month USD LIBOR	5.825	(f)	11/15/43–06/15/44	162,891
91	6.05% - 1 Month USD LIBOR	5.875	(f)	04/15/39	2,160
	IO STRIPS
1,811		2.611	(c)	10/15/37	93,272
85		7.00		06/15/30	14,015
99		7.50		12/15/29	17,665
	REMIC
197	12.00% - 2.67 x 1 Month USD LIBOR	11.544	(f)	12/15/43	270,592
	Federal National Mortgage Association,
	IO
99	6.39% - 1 Month USD LIBOR	6.206	(f)	09/25/20	406
	IO REMIC
1,967		2.795	(c)	03/25/46	112,884
610		3.191	(c)	10/25/39	26,716
508		3.30	(c)	03/25/44	26,402
1,784		3.50		02/25/39–03/25/43	67,738
465	5.65% - 1 Month USD LIBOR	5.478	(f)	11/25/41	30,747
844	6.05% - 1 Month USD LIBOR	5.878	(f)	06/25/42	169,547
323	6.55% - 1 Month USD LIBOR	6.378	(f)	08/25/41	38,846
	IO STRIPS
27		7.00		11/25/27	4,693
76		8.00		05/25/30–06/25/30	11,043
33		8.50		10/25/24	4,050
	REMIC
35	1 Month USD LIBOR + 1.20%	1.372	(c)	12/25/23	35,765
35		4.422	(c)	04/25/39	35,831
	Government National Mortgage Association
593		4.00		11/20/49	627,417
	IO
2,014		0.889	(c)	08/20/58	46,788
1,352		3.50		06/20/41–10/16/42	205,148
205		4.50		05/20/40	13,803
56		5.00		02/16/41	10,157
493	6.00% - 1 Month USD LIBOR	5.813	(f)	08/20/42	104,418
628	6.10% - 1 Month USD LIBOR	5.913	(f)	04/20/41–08/20/42	124,664
583	6.14% - 1 Month USD LIBOR	5.953	(f)	12/20/43	137,073
437	6.30% - 1 Month USD LIBOR	6.113	(f)	09/20/43	65,804
302	6.55% - 1 Month USD LIBOR	6.373	(f)	08/16/34	44,878

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

		IO PAC
	64		5.00		10/20/40	5,278
	407	6.15% - 1 Month USD LIBOR	5.963	(f)	10/20/41	24,174
		IO REMIC
	4,996		2.246	(c)	08/20/69	402,539
	754		3.50		05/20/43	67,935
		REMIC
	87	1 Month USD LIBOR + 0.45%	0.628	(c)	02/20/61	86,464
	82	1 Month USD LIBOR + 0.70%	0.878	(c)	08/20/63	82,566
	60	1 Month USD LIBOR + 0.77%	0.948	(c)	02/20/66	60,488
		Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,967,167)				3,445,933

		Commercial Mortgage-Backed Securities (4.8%)
	133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	91,459
	350	BBCMS Trust (b)	4.284	(c)	09/10/28	347,726
	247	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.85% (b)	2.029	(c)	11/15/31	227,576
		Citigroup Commercial Mortgage Trust
	220		4.572	(c)	09/10/58	207,119
		IO
	2,162		0.89	(c)	09/10/58	80,472
		COMM Mortgage Trust
	400	(b)	3.461	(c)	08/10/29	392,148
	100	(b)	4.725	(c)	07/15/47	79,090
	389	(b)	4.887	(c)	11/10/46	268,683
		IO
	1,111		0.766	(c)	10/10/47	26,310
	200	Commercial Mortgage Lease-Backed Certificates (b)	8.12	(c)	06/20/31	207,679
		Commercial Mortgage Pass-Through Certificates
	187	(b)	4.623	(c)	02/10/47	156,248
		IO
	2,318		0.585	(c)	02/10/47	41,401
	1,410	COOF Securitization Trust, IO (b)	3.606	(c)	10/25/40	85,498
	2,535	COOF Securitization Trust II, IO (b)	2.388	(c)	08/25/41	167,300
	6,679	GS Mortgage Securities Corp. II, IO (b)	0.457	(c)	10/10/32	61,995
		GS Mortgage Securities Trust
	450		3.345		07/10/48	300,295
	370	(b)	4.744	(c)	08/10/46	279,246
		IO
	1,777		0.734	(c)	09/10/47	43,566
	1,533		1.055	(c)	04/10/47	38,853
	1,691	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.685	(c)	12/15/49	49,094
		JPMBB Commercial Mortgage Securities Trust
	267	(b)	4.677	(c)	04/15/47	227,031
	186	(b)	10.978		08/15/48	185,205
		IO
	3,113		0.755	(c)	01/15/47	68,367
		KGS-Alpha SBA COOF Trust,
		IO
	732	(b)	2.975	(c)	07/25/41	91,331
	1,053	(b)	4.253	(c)	04/25/40	65,495
		Natixis Commercial Mortgage Securities Trust
	720	(b)	3.902		10/15/36	696,593
	600	(b)	4.135	(c)	05/15/39	581,525
	600	(b)	4.409	(c)	02/15/39	592,195
CAD	9,912	Real Estate Asset Liquidity Trust, IO (Canada) (b)	1.206	(c)	02/12/55	478,619
	$500	SG Commercial Mortgage Securities Trust (b)	4.509	(c)	02/15/41	464,176
	3,953	UBS Commercial Mortgage Trust, IO	0.888	(c)	03/15/51	220,985
	484	VCC 2020-MC1 Trust (b)	4.50		06/25/45	476,754
	306	Wells Fargo Commercial Mortgage Trust (b)	3.153		09/15/57	259,243
		Total Commercial Mortgage-Backed Securities (Cost $7,677,551)				7,559,277

		Corporate Bond (0.1%)
		Finance (0.1%)
	350	DP Facilities Data Center Subordinated Pass-Through Trust (b) (Cost $237,716)	0.00	(c)	11/10/28	176,120

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

		Mortgages - Other (35.9%)
	140	Adjustable Rate Mortgage Trust	3.275	(c)	04/25/35	134,600
GBP	281	Alba 2005-1 PLC (United Kingdom)	1.332		11/25/42	334,099
		Alternative Loan Trust
	78		5.50		02/25/25–01/25/36	70,284
	233		5.75		03/25/34	236,267
	370		6.25	(c)	08/25/37	306,954
	93	40.02% - 6 x 1 Month USD LIBOR	38.99	(f)	05/25/37	217,749
	36	Angel Oak Mortgage Trust LLC (b)	3.644	(c)	01/25/47	36,144
		Banc of America Funding Trust
	43		5.25		07/25/37	42,005
	541		5.50		09/25/35	608,122
	132	Banc of America Mortgage Trust	5.50		04/25/35	136,738
	715	Bear Stearns ARM Trust 2004-1	3.42	(c)	04/25/34	704,989
	675	Bear Stearns Asset-Backed Securities I Trust, 25.636% - 3.29 x 1 Month USD LIBOR	23.493	(f)	03/25/36	529,870
	5,535	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	122,458
		Cascade Funding Mortgage Trust
	2,473	(b)	4.00	(c)	10/25/68	2,448,302
	548	(b)	4.58		06/25/48	553,518
	200	(b)	5.804		06/25/48	178,821
	300	CHL GMSR Issuer Trust, 1 Month USD LIBOR + 2.75% (b)	2.922	(c)	05/25/23	286,853
		CHL Mortgage Pass-Through Trust
	212		2.881	(c)	09/25/34	171,806
	124		3.292	(c)	05/20/34	120,178
	228		4.225	(c)	10/25/33	227,530
	331		5.50		10/25/34	340,757
	96		6.00		12/25/36	82,915
CAD	160	Classic RMBS Trust (Canada) (b)	3.064		08/16/49	120,286
GBP	155	Clavis Securities PLC, 3 Month GBP LIBOR + 0.45% (United Kingdom)	0.643	(c)	12/15/40	175,098
	$384	Credit Suisse First Boston Mortgage Securities Corp., 1 Month USD LIBOR + 3.30%	3.472	(c)	02/25/32	367,109
		CSFB Mortgage-Backed Pass-Through Certificates
	393		3.722	(c)	05/25/34	395,271
	468		6.50		11/25/35	149,659
EUR	681	Dssv Sarl, 3 Month EURIBOR + 3.00% (Spain)	3.00	(c)	10/15/24	777,562
	600	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.468	(c)	05/25/57	672,903
	500	E-MAC DE 2005-I BV, 3 Month EURIBOR + 0.50% (Netherlands)	7.848	(c)	05/25/52	502,863
	168	E-MAC NL 2005-I BV, 3 Month EURIBOR + 0.23% (Netherlands)	4.047	(c)	04/25/38	161,284
	245	E-MAC NL BV, 3 Month EURIBOR + 0.18% (Netherlands)	1.807	(c)	07/25/36	273,194
	305	E-MAC Program BV, 3 Month EURIBOR + 2.00% (Netherlands)	2.847	(c)	01/25/48	313,903
	171	E-MAC Program II BV, 3 Month EURIBOR + 2.00% (Netherlands)	3.797	(c)	04/25/48	179,698
	359	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.357	(c)	04/17/41	398,311
	200	EMF-NL Prime 2008-ABV, 3 Month EURIBOR + 0.85% (Netherlands)	0.407	(c)	04/17/41	168,038
	258	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(c)	08/02/50	272,781
	$500	Eurosail 2006-2bl PLC, 3 Month USD LIBOR + 0.24% (United Kingdom) (b)	0.553	(c)	12/15/44	476,330
		Eurosail BV
EUR	850	3 Month EURIBOR + 1.80%	1.357	(c)	10/17/40	978,379
	300	3 Month EURIBOR + 2.20%	1.757	(c)	10/17/40	297,245
	500	Eurosail-NL 2007-1bv, 3 Month EURIBOR + 1.10% (Netherlands)	0.657	(c)	04/17/40	405,533
		Federal Home Loan Mortgage Corporation

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

	$2,008		3.00		09/25/45–05/25/47	2,056,058
	595		3.50		05/25/45–05/25/47	617,558
		FMC GMSR Issuer Trust
	750	(b)	4.23	(c)	09/25/24	719,437
	1,200	(b)	5.07	(c)	05/25/24	1,186,347
	401	Galton Funding Mortgage Trust (b)	4.00	(c)	11/25/57- 02/25/59	414,695
EUR	510	GC Pastor Hipotecario 5 FTA, 3 Month EURIBOR + 0.17% (Spain)	0.00	(c)	06/21/46	507,139
	$157	Government National Mortgage Association	4.50		02/20/47	158,896
		Great Hall Mortgages No 1 PLC
EUR	500	3 Month EURIBOR + 0.22%	0.00	(c)	03/18/39	544,221
GBP	500	3 Month GBP LIBOR + 0.30%	0.472	(c)	06/18/39	594,040
	$31	GreenPoint Mortgage Funding Trust, 1 Month USD LIBOR + 0.16%	0.332	(c)	02/25/37	32,485
	216	GSAA Trust	6.00		04/01/34	232,834
		GSR Mortgage Loan Trust
	42	1 Month USD LIBOR + 0.25%	0.422	(c)	03/25/35	17,658
	270		3.834	(c)	12/25/34	264,239
	464		4.038	(c)	12/25/34	464,237
	167		5.00		02/25/34	173,754
	6		5.50		11/25/35	6,774
	156		6.00		09/25/35	162,941
	194	HarborView Mortgage Loan Trust	3.642	(c)	05/19/33	194,044
	300	Headlands Residential LLC (b)	3.967		06/25/24	300,069
	126	Impac CMB Trust, 1 Month USD LIBOR + 0.80%	0.967	(c)	10/25/34	121,114
	252	IndyMac INDX Mortgage Loan Trust	4.06	(c)	11/25/34	245,230
	150	JP Morgan Mortgage Trust (b)	3.209	(c)	07/27/37	147,377
EUR	256	Landmark Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.60% (United Kingdom)	0.245	(c)	06/17/38	278,132
	308	Lansdowne Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.30% (Ireland)	0.00	(c)	06/15/45	331,855
	518	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.00	(c)	09/16/48	528,904
		LHOME Mortgage Trust
	$400	(b)	3.228		10/25/24	402,708
	600	(b)	3.868		07/25/24	605,061
EUR	317	Ludgate Funding PLC, 3 Month EURIBOR + 0.42% (United Kingdom)	0.113	(c)	12/01/60	319,423
GBP	163	Mansard Mortgages PLC, 3 Month GBP LIBOR + 0.60% (United Kingdom)	0.682	(c)	10/15/48	192,979
	$23	MASTR Adjustable Rate Mortgages Trust	4.422	(c)	02/25/36	23,057
		MASTR Alternative Loan Trust
	151		5.00		05/25/18	158,714
	152		6.00		05/25/33	160,345
	201	MASTR Asset Securitization Trust	5.50		10/25/25	202,416
	146	MASTR Reperforming Loan Trust (b)	7.50		05/25/35	140,823
	443	MERIT Securities Corp., 1 Month USD LIBOR + 2.25% (b)	3.91	(c)	09/28/32	319,843
		Merrill Lynch Mortgage Investors Trust
	22	6 Month USD LIBOR + 0.50%	1.473	(c)	04/25/29	21,494
	99		3.135	(c)	08/25/33	96,280
	65		4.158	(c)	01/25/37	66,393
	186		4.236	(c)	02/25/34	183,288
EUR	500	Monastery 2004-I BV, 3 Month EURIBOR + 2.75% (Netherlands)	2.395	(c)	03/17/37	573,209
	$117	Morgan Stanley Dean Witter Capital I, Inc. Trust (e)	2.874	(c)	03/25/33	114,346
	63	Morgan Stanley Mortgage Loan Trust (g)	4.123	(c)	02/25/34	61,395
	276	Mortgage Equity Conversion Asset Trust, 1 Year CMT + 0.47% (b)	0.63	(c)	02/25/42	269,038
	215	National City Mortgage Capital Trust	6.00		03/25/38	220,013
	592	New Residential Mortgage Loan Trust 2020-NPL1 (b)	4.335		07/25/50	594,025

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

GBP	342	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.193	(c)	12/15/50	417,705
	$326	NRPL Trust (b)	4.25		07/25/67	335,656
EUR	600	Paragon Mortgages No. 14 PLC, 3 Month EURIBOR + 0.36% (United Kingdom)	0.002	(c)	09/15/39	615,378
	$720	PMC PLS ESR Issuer LLC (b)	5.069		11/25/24	702,511
	479	PRPM LLC (b)	4.50		01/25/24	487,243
	404	RALI Trust	6.00		05/25/36- 06/25/36	382,297
	146	RBSSP Resecuritization Trust (b)	25.733	(c)	09/26/37	268,449
	223	RCO Trust (b)	4.27	(c)	12/26/53	234,904
	269	Reperforming Loan REMIC Trust (b)	8.50		06/25/35	292,010
	13,363	Residential Asset Securitization Trust, IO	0.50		04/25/37	353,429
EUR	508	ResLoC UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.092	(c)	12/15/43	510,852
	$1,100	RMF Buyout Issuance Trust (b)	4.23	(c)	07/25/29	1,077,274
	1,600	RMF Buyout Issuance Trust 2020-1 (b)	4.191	(c)	02/25/30	1,558,224
	800	RMF Buyout Issuance Trust 2020-2 (b)	4.571	(c)	06/25/30	803,600
GBP	300	Rochester Financing No. 2 PLC, 3 Month GBP LIBOR + 2.75% (United Kingdom)	2.908	(c)	06/18/45	390,961
		Seasoned Credit Risk Transfer Trust
	7,997		3.00		09/25/55–02/25/59	8,810,023
	1,156		3.25		07/25/56–06/25/57	1,282,015
	600	(b)	3.75	(c)	09/25/55	543,233
	2,570	(b)	4.00	(c)	08/25/56–02/25/59	2,747,988
	261		4.50		06/25/57	293,870
	600	(b)	4.75	(c)	07/25/58	584,506
	419	Seasoned Loans Structured Transaction	3.00	(c)	04/25/58	413,649
		Sequoia Mortgage Trust
	$687	1 Month USD LIBOR + 0.64%	0.827	(c)	04/19/27	663,392
	124	1 Month USD LIBOR + 0.78%	0.967	(c)	01/20/36	115,130
	353	Structured Adjustable Rate Mortgage Loan Trust	3.392	(c)	02/25/35	335,879
		Structured Asset Mortgage Investments II Trust
	148	1 Month USD LIBOR + 0.46%	0.632	(c)	05/25/45	140,983
	81		1.514	(c)	04/19/35	75,064
		Structured Asset Securities Corp. Mortgage Pass- Through Certificates
	352		3.144	(c)	11/25/30	340,512
	218		4.75		10/25/34	230,322
	730	Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
		1 Month USD LIBOR + 1.85% (b)	2.022	(c)	05/25/47	585,217
EUR	700	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(c)	12/28/50	656,237
GBP	250	Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	3.482	(c)	07/15/51	315,545
	$250	TVC Mortgage Trust (b)	3.474		09/25/24	249,798
	136	Washington Mutual Mortgage Pass-Through Certificates Trust	4.302	(c)	09/25/33	132,042
		Total Mortgages - Other (Cost $55,210,816)				56,947,192

		Short-Term Investments (4.3%)
		U.S. Treasury Security (0.5%)
	733	U.S. Treasury Bill (h)(i) (Cost $732,433)	0.159		01/28/21	732,656

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (3.8%)
6,104	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (j) (Cost $6,104,024)	6,104,024
	Total Short-Term Investments (Cost $6,836,457)	6,836,680

Total Investments (Cost $162,748,784) (k)(l)(m)	103.2%	163,610,246
Liabilities in Excess of Other Assets	(3.2)	(5,044,156)
Net Assets	100.0%	$158,566,090

CMT	Constant Maturity Treasury Note Rate.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	For the nine months ended July 31, 2020, there were no transactions of Morgan Stanley ABS Capital I, Inc. Trust, Asset-Backed Security, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940.
(e)	For the nine months ended July 31, 2020, the proceeds from paydowns of Morgan Stanley Dean Witter Capital I, Inc. Trust, Asset-Backed Security and Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $99,387, including net realized gains of $2,411.
(f)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2020.
(g)	For the nine months ended July 31, 2020, the proceeds from paydowns of Morgan Stanley Mortgage Loan Trust, Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $22,157, including net realized losses of $471.
(h)	Rate shown is the yield to maturity at July 31, 2020.
(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2020, advisory fees paid were reduced by $12,396 relating to the Fund's investment in the Liquidity Funds.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.
(l)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2020, the Fund did not engage in any cross-trade transactions.
(m)	At July 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,929,678 and the aggregate gross unrealized depreciation is $5,751,539, resulting in net unrealized appreciation of $178,139.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at July 31, 2020:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia And New Zealand Banking Group	EUR	146,278		$165,302	09/03/20	$(7,115)
Barclays Bank PLC	AUD	330,698		$228,998	09/03/20	(7,295)
Barclays Bank PLC	EUR	122,000		$143,689	09/03/20	(112)
Barclays Bank PLC	GBP	74,000		$94,699	09/03/20	(2,182)
BNP Paribas SA	EUR	9,478,948		$10,765,995	09/03/20	(406,800)
BNP Paribas SA	GBP	176,784		$222,480	09/03/20	(8,968)
BNP Paribas SA		$28,118	GBP	22,617	09/03/20	1,492
Citibank NA	GBP	3,429,801		$4,303,782	09/03/20	(186,557)
JPMorgan Chase Bank NA	CAD	1,506,909		$1,115,638	09/03/20	(9,456)
JPMorgan Chase Bank NA		$239,226	AUD	348,151	09/03/20	9,537
JPMorgan Chase Bank NA		$38,913	CAD	53,014	09/03/20	668
JPMorgan Chase Bank NA		$7,715	CAD	10,419	09/03/20	64
JPMorgan Chase Bank NA		$10,512	CAD	14,050	09/03/20	(22)
JPMorgan Chase Bank NA		$21,828	GBP	17,336	09/03/20	868
UBS AG		$83,349	EUR	72,958	09/03/20	2,647
						$(613,231)

Futures Contracts:
The Fund had the following futures contracts open at July 31, 2020:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury Ultra Bond	8	Sep-20	$800	$1,821,500	$62,298
U.S. Treasury 10 yr. Ultra Long Bond	40	Sep-20	4,000	6,370,000	108,438
U.S. Treasury 10 yr. Note	22	Sep-20	2,200	3,081,719	29,745
U.S. Treasury 30 yr. Bond	55	Sep-20	5,500	10,025,468	210,250
Short:
U.S. Treasury 2 yr. Note	54	Sep-20	(10,800)	(11,933,156)	(12,239)
U.S. Treasury 5 yr. Note	614	Sep-20	(61,400)	(77,440,750)	(468,584)
					$(70,092)

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

PORTFOLIO COMPOSITION as of 07/31/20	Percentage of Total Investments
Asset-Backed Securities	34.9%
Mortgages - Other	34.8
Agency Fixed Rate Mortgages	19.3
Commercial Mortgage-Backed Securities	4.6
Short-Term Investments	4.2
Collateralized Mortgage Obligations - Agency Collateral Series	2.1
Corporate Bond	0.1
	100.0	%*

*	Does not include open long/short futures contracts with a value of $110,672,593 and net unrealized depreciation of $70,092. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $613,231.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ▪ July 31, 2020 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$31,620,434	$—	$31,620,434
Asset-Backed Securities	—	57,024,610	—	57,024,610
Collateralized Mortgage Obligations - Agency Collateral Series	—	3,445,933	—	3,445,933
Commercial Mortgage-Backed Securities	—	7,559,277	—	7,559,277
Corporate Bond	—	176,120	—	176,120
Mortgages - Other	—	56,947,192	—	56,947,192
Total Fixed Income Securities	—	156,773,566	—	156,773,566
Short-Term Investments
U.S. Treasury Security	—	732,656	—	732,656
Investment Company	6,104,024	—	—	6,104,024
Total Short-Term Investments	6,104,024	732,656	—	6,836,680
Foreign Currency Forward Exchange Contracts	—	15,276	—	15,276
Futures Contracts	410,731	—	—	410,731
Total Assets	6,514,755	157,521,498	—	164,036,253
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(628,507)	—	(628,507)
Futures Contracts	(480,823)	—	—	(480,823)
Total Liabilities	(480,823)	(628,507)	—	(1,109,330)
Total	$6,033,932	$156,892,991	$—	$162,926,923

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.